Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—51.5%
U.S. Treasury Notes
1.125%, 7/31/21	$859	$866
1.875%, 1/31/22	1,831	1,873
1.750%, 5/31/22	1,993	2,046
2.000%, 10/31/22	631	656
0.500%, 3/15/23	2,665	2,688
1.500%, 3/31/23	393	406
0.125%, 8/15/23	2,009	2,007
Total U.S. Government Securities (Identified Cost $10,425)		10,542

Mortgage-Backed Securities—12.5%
Agency—9.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	304	314
Federal Home Loan Mortgage Corp. REMIC
4309, B 3.000%, 8/15/39	101	103
4612, HA 2.500%, 5/15/41	212	217
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	162	168
2017-33, DA 3.500%, 7/25/43	244	252
2018-76, NA 3.500%, 7/25/43	674	694
Government National Mortgage Association II 2013-23, VU 2.500%, 11/20/42	133	140
		1,888

Non-Agency—3.3%
COMM Mortgage Trust
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	181
2012-CR2, A3 144A 2.841%, 8/15/45(1)	100	102
2012-CR5, A3 2.540%, 12/10/45	73	75
2013-CR7, A4 3.213%, 3/10/46	111	116
FRESB Mortgage Trust 2016-SB17, A5H 2.160%, 5/25/36(2)	90	91
Goldman Sachs Mortgage Securities Corp. II 2012-BWTR, A 144A 2.954%, 11/5/34(1)	100	100
		665

Total Mortgage-Backed Securities (Identified Cost $2,522)		2,553

Asset-Backed Securities—4.8%
Automobiles—2.5%
BMW Vehicle Owner Trust 2019-A, A3 1.920%, 1/25/24	100	102
	Par Value	Value

Automobiles—continued
Ford Credit Auto Owner Trust 2020-B, A3 0.560%, 10/15/24	$155	$156
Mercedes-Benz Master Owner Trust 2019-BA, A 144A 2.610%, 5/15/24(1)	100	103
Nissan Master Owner Trust Receivables 2019-B, A (1 month LIBOR + 0.430%) 0.582%, 11/15/23(2)	140	140
		501

Credit Card—2.3%
Barclays Dryrock Issuance Trust 2019-1, A 1.960%, 5/15/25	145	149
Citibank Credit Card Issuance Trust 2018-A4, A4 (1 month LIBOR + 0.340%) 0.494%, 6/7/25(2)	205	206
Discover Card Execution Note Trust 2019-A3, A 1.890%, 10/15/24	65	67
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	50	50
		472

Total Asset-Backed Securities (Identified Cost $960)		973

Corporate Bonds and Notes—30.0%
Consumer Discretionary—2.5%
Daimler Finance North America LLC 144A 3.000%, 2/22/21(1)	200	202
Ford Motor Co. 8.500%, 4/21/23	190	207
Ralph Lauren Corp. 1.700%, 6/15/22	103	105
		514

Consumer Staples—0.9%
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	178	179
Energy—4.6%
EOG Resources, Inc. 2.625%, 3/15/23	195	203
Exxon Mobil Corp. 1.571%, 4/15/23	334	344
HollyFrontier Corp. 2.625%, 10/1/23	188	189
Marathon Petroleum Corp. 4.500%, 5/1/23	193	208
		944

Financials—10.9%
Ally Financial, Inc. 1.450%, 10/2/23	188	187
BP Capital Markets America, Inc. 2.937%, 4/6/23	117	124
Citigroup, Inc. 2.650%, 10/26/20	76	76
Credit Suisse AG 2.800%, 4/8/22	250	259
See Notes to Schedule of Investments

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
General Motors Financial Co., Inc. 1.700%, 8/18/23	$198	$199
PACCAR Financial Corp. 2.800%, 3/1/21	86	87
Royal Bank of Canada 1.600%, 4/17/23	154	158
State Street Corp. 144A 2.825%, 3/30/23(1)	187	193
Swedbank AB 144A 0.600%, 9/25/23(1)	202	202
Truist Bank 2.800%, 5/17/22	41	42
UBS AG 144A 1.750%, 4/21/22(1)	206	210
USAA Capital Corp. 144A 1.500%, 5/1/23(1)	270	277
Wells Fargo & Co. 1.654%, 6/2/24	207	211
		2,225

Health Care—0.9%
AbbVie, Inc. 144A 2.300%, 11/21/22(1)	79	82
Bristol-Myers Squibb Co. 2.600%, 5/16/22	104	108
		190

Industrials—7.9%
Boeing Co. (The) 4.508%, 5/1/23	457	481
Carrier Global Corp. 144A 1.923%, 2/15/23(1)	98	101
Eaton Corp. 2.750%, 11/2/22	160	168
General Electric Co. 2.700%, 10/9/22	189	196
Honeywell International, Inc. 0.483%, 8/19/22	343	343
National Securities Clearing Corp. 144A 1.200%, 4/23/23(1)	313	318
		1,607

	Par Value	Value

Information Technology—0.8%
Intuit, Inc. 0.650%, 7/15/23	$161	$162
Utilities—1.5%
Pacific Gas and Electric Co. 1.750%, 6/16/22	123	123
Southern Co. (The) 2.950%, 7/1/23	176	187
		310

Total Corporate Bonds and Notes (Identified Cost $5,985)		6,131

Total Long-Term Investments—98.8% (Identified Cost $19,892)		20,199

TOTAL INVESTMENTS—98.8% (Identified Cost $19,892)		$20,199
Other assets and liabilities, net—1.2%		249
NET ASSETS—100.0%		$20,448

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $2,071 or 10.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$973	$973
Corporate Bonds and Notes	6,131	6,131
Mortgage-Backed Securities	2,553	2,553
U.S. Government Securities	10,542	10,542
Total Investments	$20,199	$20,199
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX SHORT-TERM BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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